Fair Value Measurements	6 Months Ended
Apr. 30, 2019
Text block [abstract]
Fair Value Measurements

NOTE 4:  FAIR VALUE MEASUREMENTS

There have been no significant changes to the Bank's approach and methodologies used to determine fair value measurements during the three and six months ended April 30, 2019. Refer to Note 5 of the Bank's 2018 Annual Consolidated Financial Statements for a description of the valuation techniques and inputs used in the fair value measurement of the Bank's financial instruments.

Carrying Value and Fair Value of Financial Instruments not carried at Fair Value

The fair values in the following table exclude assets that are not financial instruments, such as land, buildings, and equipment, as well as goodwill and other intangible assets, including customer relationships, which are of significant value to the Bank.

Financial Assets and Liabilities not carried at Fair Value[1]

(millions of Canadian dollars)				As at
	April 30, 2019		October 31, 2018
	Carrying value	Fair value	Carrying value	Fair value
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses
Government and government-related securities	$63,183	$63,073	$60,535	$59,948
Other debt securities	48,361	48,286	46,636	46,316
Total debt securities at amortized cost, net of allowance for credit losses	111,544	111,359	107,171	106,264
Total loans, net of allowance for loan losses	663,615	665,018	646,393	642,542
Total financial assets not carried at fair value	$775,159	$776,377	$753,564	$748,806

FINANCIAL LIABILITIES
Deposits	$875,343	$875,840	$851,439	$846,148
Securitization liabilities at amortized cost	14,020	14,147	14,683	14,654
Subordinated notes and debentures	8,968	9,478	8,740	9,027
Total financial liabilities not carried at fair value	$898,331	$899,465	$874,862	$869,829

[1]	This table excludes financial assets and liabilities where the carrying amount is a reasonable approximation of fair value.

Fair Value Hierarchy and Valuation of Assets and Liabilities Classified as Level 3

IFRS requires disclosure of a three-level hierarchy for fair value measurements based upon the observability of inputs to the valuation of an asset or liability as of the measurement date. Refer to Note 5 of the Bank's 2018 Annual Consolidated Financial Statements for a description of the three levels.

There have been no significant changes to the valuation techniques, unobservable inputs, and sensitivities during the three and six months ended April 30, 2019. The significant valuation techniques and significant unobservable inputs used in the fair value measurements of Level 3 financial assets and financial liabilities are described and quantified within the "Valuation of Assets and Liabilities Classified as Level 3" section in Note 5 of the Bank's 2018 Annual Consolidated Financial Statements.

The following table presents the levels within the fair value hierarchy for each of the assets and liabilities measured at fair value on a recurring basis as at April 30, 2019 and October 31, 2018.

Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value on a Recurring Basis
(millions of Canadian dollars)									As at
	April 30, 2019					October 31, 2018
	Level 1	Level 2	Level 3	Total	[1]	Level 1	Level 2	Level 3	Total	[1]

FINANCIAL ASSETS AND COMMODITIES

Trading loans, securities, and other[2]
Government and government-related securities
Canadian government debt
Federal	$786	$9,127	$–	$9,913		$127	$14,335	$–	$14,462
Provinces	–	7,865	46	7,911		–	7,535	3	7,538
U.S. federal, state, municipal governments, and agencies debt	–	16,050	–	16,050		–	19,732	–	19,732
Other OECD government guaranteed debt	–	4,149	–	4,149		–	3,324	–	3,324
Mortgage-backed securities	–	2,054	–	2,054		–	2,029	–	2,029
Other debt securities
Canadian issuers	–	5,973	2	5,975		–	5,630	1	5,631
Other issuers	–	13,578	18	13,596		–	14,459	16	14,475
Equity securities
Common shares	49,784	131	–	49,915		43,699	53	–	43,752
Preferred shares	57	–	–	57		33	26	–	59
Trading loans	–	11,335	–	11,335		–	10,990	–	10,990
Commodities	11,549	279	–	11,828		5,540	340	–	5,880

Retained interests	–	22	–	22		–	25	–	25

	62,176	70,563	66	132,805		49,399	78,478	20	127,897
Non-trading financial assets at fair value through profit or loss
Securities	190	2,567	447	3,204		176	2,095	408	2,679

Loans	–	978	20	998		–	1,317	19	1,336

	190	3,545	467	4,202		176	3,412	427	4,015
Derivatives
Interest rate contracts	31	11,775	–	11,806		33	12,365	–	12,398
Foreign exchange contracts	41	28,753	6	28,800		24	39,647	4	39,675
Credit contracts	–	14	–	14		–	9	–	9
Equity contracts	–	1,305	525	1,830		–	3,170	453	3,623

Commodity contracts	127	1,019	28	1,174		144	1,112	35	1,291

	199	42,866	559	43,624		201	56,303	492	56,996
Financial assets designated at fair value through profit or loss

Securities[2]	–	3,379	–	3,379		–	3,618	–	3,618

	–	3,379	–	3,379		–	3,618	–	3,618

Financial assets at fair value through other comprehensive income
Government and government-related securities
Canadian government debt
Federal	–	11,009	–	11,009		–	12,731	–	12,731
Provinces	–	11,763	–	11,763		–	9,507	–	9,507
U.S. federal, state, municipal governments, and agencies debt	–	45,252	–	45,252		–	45,766	–	45,766
Other OECD government guaranteed debt	–	18,177	–	18,177		–	19,896	200	20,096
Mortgage-backed securities	–	6,096	–	6,096		–	6,633	–	6,633
Other debt securities
Asset-backed securities	–	20,036	–	20,036		–	21,407	562	21,969
Non-agency collateralized mortgage obligation portfolio	–	311	–	311		–	472	–	472
Corporate and other debt	–	8,245	23	8,268		–	8,483	24	8,507
Equity securities
Common shares	84	2	1,532	1,618		309	3	1,492	1,804
Preferred shares	208	3	50	261		235	–	135	370

Loans	–	2,318	–	2,318		–	2,745	–	2,745

	292	123,212	1,605	125,109		544	127,643	2,413	130,600

Securities purchased under reverse repurchase agreements	–	4,796	–	4,796		–	3,920	–	3,920

FINANCIAL LIABILITIES

Trading deposits	–	50,295	3,679	53,974		–	111,680	3,024	114,704
Derivatives
Interest rate contracts	28	10,420	77	10,525		24	9,646	63	9,733
Foreign exchange contracts	29	26,121	8	26,158		18	34,897	3	34,918
Credit contracts	–	418	–	418		–	386	–	386
Equity contracts	–	2,794	1,350	4,144		–	1,319	1,077	2,396

Commodity contracts	113	828	13	954		134	695	8	837

	170	40,581	1,448	42,199		176	46,943	1,151	48,270

Securitization liabilities at fair value	–	12,738	–	12,738		–	12,618	–	12,618

Financial liabilities designated at fair value through profit or loss	–	57,770	13	57,783		–	2	14	16

Obligations related to securities sold short[2]	787	35,578	–	36,365		1,142	38,336	–	39,478
Obligations related to securities sold under repurchase agreements	–	1,893	–	1,893		–	3,797	–	3,797
[1]	Fair value is the same as carrying value.
[2]	Balances reflect the reduction of securities owned (long positions) by the amount of identical securities sold but not yet purchased (short positions).

The Bank's policy is to record transfers of assets and liabilities between the different levels of the fair value hierarchy using the fair values as at the end of each reporting period. Assets are transferred between Level 1 and Level 2 depending on if there is sufficient frequency and volume in an active market.

There were no significant transfers between Level 1 and Level 2 during the three and six months ended April 30, 2019 and April 30, 2018.

Movements of Level 3 instruments

Significant transfers into and out of Level 3 occur mainly due to the following reasons:

•	Transfers from Level 3 to Level 2 occur when techniques used for valuing the instrument incorporate significant observable market inputs or broker-dealer quotes which were previously not observable.
•

Transfers from Level 2 to Level 3 occur when an instrument's fair value, which was previously determined using valuation techniques with significant observable market inputs, is now determined using valuation techniques with significant non-observable inputs.

Due to the unobservable nature of the inputs used to value Level 3 financial instruments there may be uncertainty about the valuation of these instruments. The fair value of Level 3 instruments may be drawn from a range of reasonably possible alternatives. In determining the appropriate levels for these unobservable inputs, parameters are chosen so that they are consistent with prevailing market evidence and management judgment.

The following tables reconcile changes in fair value of all assets and liabilities measured at fair value using significant Level 3 non-observable inputs for the three and six months ended April 30.

Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities
(millions of Canadian dollars)	Fair value as at February 1 2019	Total realized and unrealized gains (losses)		Movements			Transfers		Fair value as at April 30 2019	Change in unrealized gains (losses) on instruments still held[5]
		Included in income[1]	Included in OCI[2], 3	Purchases	Issuances	Other[4]	Into Level 3	Out of Level 3

FINANCIAL ASSETS

Trading loans, securities, and other
Government and government- related securities
Canadian government debt
Provinces	$–	$(1)	$–	$–	$–	$–	$47	$–	$46	$(1)
Other debt securities
Canadian issuers	1	–	–	–	–	–	1	–	2	–

Other issuers	9	–	–	–	–	(9)	18	–	18	–

	10	(1)	–	–	–	(9)	66	–	66	(1)
Non-trading financial assets at fair value through profit or loss
Securities	495	56	1	65	–	(170)	–	–	447	5

Loans	21	–	–	–	–	(1)	–	–	20	–

	516	56	1	65	–	(171)	–	–	467	5

Financial assets at fair value through other comprehensive income
Government and government- related securities
Other OECD government guaranteed debt	210	14	–	–	–	(224)	–	–	–	–
Other debt securities
Asset-backed securities	559	–	–	–	–	–	–	(559)	–	–
Corporate and other debt	23	–	–	–	–	–	–	–	23	–
Equity securities
Common shares	1,495	–	(1)	14	–	24	–	–	1,532	(1)

Preferred shares	57	–	(8)	1	–	–	–	–	50	(9)
	$2,344	$14	$(9)	$15	$–	$(200)	$–	$(559)	$1,605	$(10)

	Fair value as at February 1 2019	Total realized and unrealized losses (gains)		Movements			Transfers		Fair value as at April 30 2019	Change in unrealized losses (gains) on instruments still held[5]
		Included in income[1]	Included in OCI[3]	Purchases	Issuances	Other[4]	Into Level 3	Out of Level 3

FINANCIAL LIABILITIES

Trading deposits[6]	$3,465	$188	$–	$(315)	$397	$(56)	$–	$–	$3,679	$189
Derivatives[7]
Interest rate contracts	64	12	–	–	–	1	–	–	77	11
Foreign exchange contracts	(2)	–	–	–	–	–	4	–	2	–
Equity contracts	699	190	–	(21)	58	(101)	–	–	825	179

Commodity contracts	8	(34)	–	–	–	11	–	–	(15)	(23)

	769	168	–	(21)	58	(89)	4	–	889	167

Financial liabilities designated at fair value through profit or loss	3	(18)	–	–	32	(4)	–	–	13	(14)
Obligations related to securities sold short	–	–	–	–	–	–	–	–	–	–
[1]	Gains (losses) on financial assets and liabilities are recognized in Net securities gains (losses), Trading income (loss), and Other income (loss) on the Interim Consolidated Statement of Income.
[2]	Other comprehensive income.
[3]	Includes realized gains (losses) transferred to retained earnings on disposal of equities designated at fair value through other comprehensive income (FVOCI). Refer to Note 5 for further details.
[4]	Consists of sales, settlements, and foreign exchange.
[5]	Changes in unrealized gains (losses) on financial assets at FVOCI are recognized in accumulated other comprehensive income (AOCI).
[6]	Issuances and repurchases of trading deposits are reported on a gross basis.
[7]

As at April 30, 2019, consists of derivative assets of $0.6 billion (February 1, 2019 – $0.5 billion) and derivative liabilities of $1.5 billion (February 1, 2019 – $1.3 billion), which have been netted on this table for presentation purposes only.

Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities
(millions of Canadian dollars)	Fair value as at November 1 2018	Total realized and unrealized gains (losses)		Movements			Transfers		Fair value as at April 30 2019	Change in unrealized gains (losses) on instruments still held[4]
		Included in income[1]	Included in OCI[2]	Purchases	Issuances	Other[3]	Into Level 3	Out of Level 3

FINANCIAL ASSETS

Trading loans, securities, and other
Government and government- related securities
Canadian government debt
Provinces	$3	$(1)	$–	$–	$–	$(3)	$47	$–	$46	$(1)
Other debt securities
Canadian issuers	1	–	–	–	–	–	1	–	2	–

Other issuers	16	1	–	–	–	(17)	19	(1)	18	–

	20	–	–	–	–	(20)	67	(1)	66	(1)
Non-trading financial assets at fair value through profit or loss
Securities	408	58	2	136	–	(178)	21	–	447	6

Loans	19	1	–	1	–	(1)	–	–	20	1

	427	59	2	137	–	(179)	21	–	467	7

Financial assets at fair value through other comprehensive income
Government and government-related securities
Other OECD government guaranteed debt	200	24	–	–	–	(224)	–	–	–	–
Other debt securities
Asset-backed securities	562	–	–	–	–	–	–	(562)	–	–
Corporate and other debt	24	–	(1)	–	–	–	–	–	23	(1)
Equity securities
Common shares	1,492	–	–	19	–	21	–	–	1,532	(1)

Preferred shares	135	–	(11)	1	–	(74)	–	(1)	50	(17)
	$2,413	$24	$(12)	$20	$–	$(277)	$–	$(563)	$1,605	$(19)

	Fair value as at November 1 2018	Total realized and unrealized losses (gains)		Movements			Transfers		Fair value as at April 30 2019	Change in unrealized losses (gains) on instruments still held[5]
		Included in income[1]	Included in OCI[2]	Purchases	Issuances	Other[4]	Into Level 3	Out of Level 3

FINANCIAL LIABILITIES

Trading deposits[5]	$3,024	$287	$–	$(391)	$769	$(10)	$–	$–	$3,679	$255
Derivatives[6]
Interest rate contracts	63	16	–	–	–	(2)	–	–	77	15
Foreign exchange contracts	(1)	1	–	–	–	(2)	4	–	2	–
Equity contracts	624	295	–	(40)	115	(169)	–	–	825	281

Commodity contracts	(27)	4	–	–	–	8	–	–	(15)	(3)

	659	316	–	(40)	115	(165)	4	–	889	293

Financial liabilities designated at fair value through profit or loss	14	(40)	–	–	49	(10)	–	–	13	(30)
Obligations related to securities sold short	–	–	–	–	–	–	–	–	–	–
[1]	Gains (losses) on financial assets and liabilities are recognized in Net securities gains (losses), Trading income (loss), and Other income (loss) on the Interim Consolidated Statement of Income.
[2]	Includes realized gains (losses) transferred to retained earnings on disposal of equities designated at FVOCI. Refer to Note 5 for further details.
[3]	Consists of sales, settlements, and foreign exchange.
[4]	Changes in unrealized gains (losses) on financial assets at FVOCI are recognized in AOCI.
[5]	Issuances and repurchases of trading deposits are reported on a gross basis.
[6]

As at April 30, 2019, consists of derivative assets of $0.6 billion (November 1, 2018 – $0.5 billion) and derivative liabilities of $1.5 billion (November 1, 2018 – $1.2 billion), which have been netted on this table for presentation purposes only.

Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities
(millions of Canadian dollars)	Fair value as at February 1 2018	Total realized and unrealized gains (losses)		Movements			Transfers		Fair value as at April 30 2018	Change in unrealized gains (losses) on instruments still held[4]
		Included in income[1]	Included in OCI[2]	Purchases	Issuances	Other[3]	Into Level 3	Out of Level 3

FINANCIAL ASSETS

Trading loans, securities, and other
Government and government- related securities
Canadian government debt
Provinces	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–
Other debt securities
Canadian issuers	1	–	–	–	–	–	–	–	1	–

Other issuers	121	(1)	–	–	–	5	24	–	149	4

	122	(1)	–	–	–	5	24	–	150	4
Non-trading financial assets at fair value through profit or loss
Securities	324	11	–	13	–	8	–	–	356	11

Loans	18	1	–	–	–	–	–	–	19	1

	342	12	–	13	–	8	–	–	375	12

Financial assets at fair value through other comprehensive income
Government and government- related securities
Other OECD government guaranteed debt	193	11	–	–	–	–	–	–	204	(3)
Other debt securities
Asset-backed securities	529	–	(3)	–	–	23	–	–	549	(3)
Corporate and other debt	99	3	1	–	–	–	–	–	103	1
Equity securities
Common shares	1,404	–	(3)	1	–	53	–	–	1,455	(2)

Preferred shares	116	–	13	–	–	1	–	–	130	13
	$2,341	$14	$8	$1	$–	$77	$–	$–	$2,441	$6

	Fair value as at February 1 2018	Total realized and unrealized losses (gains)		Movements			Transfers		Fair value as at April 30 2018	Change in unrealized losses (gains) on instruments still held[4]
		Included in income[1]	Included in OCI[2]	Purchases	Issuances	Other[3]	Into Level 3	Out of Level 3

FINANCIAL LIABILITIES

Trading deposits[5]	$2,875	$(40)	$–	$(69)	$463	$(285)	$4	$(8)	$2,940	$(20)
Derivatives[6]
Interest rate contracts	51	17	–	–	–	1	–	–	69	20
Foreign exchange contracts	(1)	1	–	–	–	(1)	–	–	(1)	–
Equity contracts	842	(62)	–	(28)	64	(105)	–	–	711	(73)

Commodity contracts	(8)	(18)	–	–	–	3	–	–	(23)	(17)

	884	(62)	–	(28)	64	(102)	–	–	756	(70)

Financial liabilities designated at fair value through profit or loss	29	(13)	–	–	34	(34)	–	–	16	(14)
Obligations related to securities sold short	–	–	–	–	–	–	4	–	4	–
[1]	Gains (losses) on financial assets and liabilities are recognized in Net securities gains (losses), Trading income (loss), and Other income (loss) on the Interim Consolidated Statement of Income.
[2]	Includes realized gains (losses) transferred to retained earnings on disposal of equities designated at FVOCI. Refer to Note 5 for further details.
[3]	Consists of sales, settlements, and foreign exchange.
[4]	Changes in unrealized gains (losses) on financial assets at FVOCI are recognized in AOCI.
[5]	Issuances and repurchases of trading deposits are reported on a gross basis.
[6]

As at April 30, 2018, consists of derivative assets of $0.7 billion (February 1, 2018 – $0.9 billion) and derivative liabilities of $1.4 billion (February 1, 2018 – $1.8 billion), which have been netted on this table for presentation purposes only.

Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities
(millions of Canadian dollars)	Fair value as at November 1 2017	Total realized and unrealized gains (losses)		Movements			Transfers		Fair value as at April 30 2018	Change in unrealized gains (losses) on instruments still held[4]
		Included in income[1]	Included in OCI[2]	Purchases	Issuances	Other[3]	Into Level 3	Out of Level 3

FINANCIAL ASSETS
Trading loans, securities, and other
Government and government- related securities
Canadian government debt Provinces	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–
Other debt securities
Canadian issuers	6	–	–	–	–	(4)	1	(2)	1	–
Other issuers	8	(1)	–	2	–	4	145	(9)	149	4
	14	(1)	–	2	–	–	146	(11)	150	4
Non-trading financial assets at fair value through profit or loss
Securities	305	27	–	26	–	(2)	–	–	356	23
Loans	15	(2)	–	2	–	–	4	–	19	(2)
	320	25	–	28	–	(2)	4	–	375	21
Financial assets at fair value through other comprehensive income
Government and government- related securities
Other OECD government guaranteed debt	203	4	(3)	–	–	–	–	–	204	(3)
Other debt securities
Asset-backed securities	553	–	(1)	–	–	(3)	–	–	549	(1)
Corporate and other debt	95	4	6	–	–	(2)	–	–	103	6
Equity securities
Common shares	1,469	–	(2)	7	–	(19)	–	–	1,455	(4)
Preferred shares	108	–	21	–	–	1	–	–	130	21
	$2,428	$8	$21	$7	$–	$(23)	$–	$–	$2,441	$19

	Fair value as at November 1 2017	Total realized and unrealized losses (gains)		Movements			Transfers		Fair value as at April 30 2018	Change in unrealized losses (gains) on instruments still held[4]
		Included in income[1]	Included in OCI[2]	Purchases	Issuances	Other[3]	Into Level 3	Out of Level 3

FINANCIAL LIABILITIES
Trading deposits[5]	$2,521	$(7)	$–	$(210)	$1,099	$(449)	$4	$(18)	$2,940	$(28)
Derivatives[6]
Interest rate contracts	70	–	–	–	–	(1)	–	–	69	1
Foreign exchange contracts	(1)	–	–	–	–	–	–	–	(1)	–
Equity contracts	893	(70)	–	(47)	102	(169)	–	2	711	(74)
Commodity contracts	(2)	(25)	–	–	–	4	–	–	(23)	(21)
	960	(95)	–	(47)	102	(166)	–	2	756	(94)
Financial liabilities designated at fair value through profit or loss	7	19	–	–	59	(69)	–	–	16	12
Obligations related to securities sold short	–	–	–	–	–	–	4	–	4	–
[1]	Gains (losses) on financial assets and liabilities are recognized in Net securities gains (losses), Trading income (loss), and Other income (loss) on the Interim Consolidated Statement of Income.
[2]	Includes realized gains (losses) transferred to retained earnings on disposal of equities designated at FVOCI. Refer to Note 5 for further details.
[3]	Consists of sales, settlements, and foreign exchange.
[4]	Changes in unrealized gains (losses) on financial assets at FVOCI are recognized in AOCI.
[5]	Issuances and repurchases of trading deposits are reported on a gross basis.
[6]

As at April 30, 2018, consists of derivative assets of $0.7 billion (November 1, 2017 – $0.9 billion) and derivative liabilities of $1.4 billion (November 1, 2017 – $1.9 billion), which have been netted on this table for presentation purposes only.